REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of corrections on consolidated statements of comprehensive income (loss) (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income	₽ (14,653)	$ (197.2)	₽ 23,350	₽ 11,065
Foreign currency translation adjustment	(1,672)	(22.5)	13,616	(4,267)
Total other comprehensive income/(loss)	(1,672)	(22.5)	14,509	(4,267)
Total comprehensive income	(16,325)	(219.7)	37,859	6,798
Total comprehensive income attributable to Yandex N.V.	₽ (16,399)	$ (220.7)	37,788	9,390
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income			24,149	11,199
Foreign currency translation adjustment			13,676	(4,306)
Total other comprehensive income/(loss)			14,569	(4,306)
Total comprehensive income			38,718	6,893
Total comprehensive income attributable to Yandex N.V.			38,647	9,485
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income			(799)	(134)
Foreign currency translation adjustment			(60)	39
Total other comprehensive income/(loss)			(60)	39
Total comprehensive income			(859)	(95)
Total comprehensive income attributable to Yandex N.V.			₽ (859)	₽ (95)